--------------------------------------------------------------------------------
PROSPECTUS JULY 31, 2000
--------------------------------------------------------------------------------


Chase Vista
Money Market Funds

FEDERAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND

RESERVE SHARES


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of securities of any of the Funds or determined if this prospectus is accurate or complete. It is a crime to indicate otherwise.


[Graphic: Global]

[Graphic: CHASE
          THE RIGHT RELATIONSHIP IS EVERYTHING(RegTM)]

                                                                   PSMMRS-1-700X

 FEDERAL MONEY MARKET FUND                    1

 PRIME MONEY MARKET FUND                      5

 TAX FREE MONEY MARKET FUND                  10

 NEW YORK TAX FREE MONEY MARKET FUND         15

 THE FUNDS' INVESTMENT ADVISER               20

 HOW YOUR ACCOUNT WORKS                      21

 BUYING FUND SHARES                          21

 SELLING FUND SHARES                         22

 OTHER INFORMATION CONCERNING THE FUNDS      23

 DISTRIBUTIONS AND TAXES                     24

 WHAT THE TERMS MEAN                         25

 HOW TO REACH US                     Back cover

--------------------------------------------------------------------------------
CHASE VISTA FEDERAL MONEY MARKET FUND
--------------------------------------------------------------------------------


[Begin sidebar]

The Fund's objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

[End sidebar]


The Fund's main investment strategy

The Fund invests primarily in:

o direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

o debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

CHASE VISTA FEDERAL MONEY MARKET FUND


The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.[logo]


The Fund's main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.[logo]



[Begin sidebar]

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the Federal Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

[End sidebar]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.


Because Reserve shares were not launched until July 31, 2000, the performance shown is based on performance for Vista Class shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1995      5.31%
1996      4.81%
1997      4.98%
1998      4.87%
1999      4.52%


The total return for the Fund from January 1, 2000 to June 30, 2000 was 2.64%.



---------------------------------------
  BEST QUARTER                   1.33%
---------------------------------------
                     2nd quarter, 1995

---------------------------------------
  WORST QUARTER                  1.05%
---------------------------------------
                     1st quarter, 1999


AVERAGE ANNUAL TOTAL RETURNS,


For the periods ending December 31, 1999



                                             SINCE INCEPTION
                PAST 1 YEAR   PAST 5 YEARS   4/20/94
------------------------------------------------------------
 VISTA SHARES   4.52%         4.89%          4.81%
------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND


Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*:


                                   DISTRIBUTION                  TOTAL ANNUAL
                    MANAGEMENT     AND SERVICE      OTHER        FUND OPERATING
CLASS OF SHARES     FEE            (12B-1) FEES     EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 RESERVE SHARES     0.10%          0.65%            0.17%        0.92%
--------------------------------------------------------------------------------



*The actual Distribution and Service (12b-1) Fees are currently expected to be 0.52% and the Total Annual Fund Operating Expenses are expected not to exceed 0.79%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which investors incur through their financial institution. Consult your financial institution regarding applicable fees for your account.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


NUMBER OF YEARS:   1       3        5        10
--------------------------------------------------------------------------------
 RESERVE SHARES    $94     $293     $509     $1,131
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHASE VISTA PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


[Begin sidebar]

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

[End sidebar]


The Fund's main investment strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

o    debt securities issued or guaranteed by qualified banks. These are:

     o U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

     o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

     o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o    asset-backed securities

o    repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE VISTA PRIME MONEY MARKET FUND


The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.[logo]

The Fund's main investment risks


The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.[logo]



[Begin sidebar]

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the Prime Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

[End sidebar]

CHASE VISTA PRIME MONEY MARKET FUND


The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.


Because Reserve shares were not launched until July 31, 2000, the performance shown is based on performance for Vista Class shares of the Fund (from November 1998 through July 2000), Class B shares of the Fund (from April 1994 through November 1998) and Premier Class shares of the Fund (from November 1993 through April 1994). The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class and Premier Class shares.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1994      3.39%
1995      4.59%
1996      4.13%
1997      4.49%
1998      4.60%
1999      4.82%


The total return for the Fund from January 1, 2000 to June 30, 2000 was 2.81%.



---------------------------------------
  BEST QUARTER                   1.30%
---------------------------------------
                     4th quarter, 1999

---------------------------------------
  WORST QUARTER                  0.75%
---------------------------------------
                     1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS


For the periods ending December 31, 1999



                                             SINCE INCEPTION
                PAST 1 YEAR   PAST 5 YEARS   11/15/93
------------------------------------------------------------
 VISTA SHARES   4.82%         4.52%          4.29%
------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*:


                               DISTRIBUTION              TOTAL FUND
                  MANAGEMENT   AND SERVICE    OTHER      FEES AND
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 RESERVE SHARES   0.10%        0.65%          0.16%      0.91%
--------------------------------------------------------------------------------



*The actual Distribution and Service (12b-1) Fees are currently expected to be 0.53% and the Total Annual Fund Operating Expenses are expected not to exceed 0.79%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which investors incur through their financial institution. Consult your financial institution regarding applicable fees for your account.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.



NUMBER OF YEARS:   1       3        5        10
--------------------------------------------------------------------------------
 RESERVE SHARES    $93     $290     $504     $1,120
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHASE VISTA TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


[Begin sidebar]

The Fund's objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income (for federal income tax purposes), while still preserving capital and maintaining liquidity.

[End sidebar]


The Fund's main investment strategy

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income (for federal income tax purposes) and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.[logo]


The Fund's main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.


Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including



[Begin sidebar]

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the Tax Free Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower- quality securities.

[End sidebar]

CHASE VISTA TAX FREE MONEY MARKET FUND



municipal lease obligations, carry additional risk. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.


Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.[logo]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.


Because Reserve shares were not launched until July 31, 2000, the performance shown is based on performance for Vista Class shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1990      5.45%
1991      4.07%
1992      2.52%
1993      1.82%
1994      2.15%
1995      3.13%
1996      2.91%
1997      3.16%
1998      2.99%
1999      2.77%


The total return for the Fund from January 1, 2000 to June 30, 2000 was 1.71%.



---------------------------------------
  BEST QUARTER                   1.38%
---------------------------------------
                     2nd quarter, 1990
                     4th quarter, 1990

---------------------------------------
  WORST QUARTER                  0.41%
---------------------------------------
                     1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS


For the periods ending December 31, 1999



                PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------
 VISTA SHARES   2.77%         2.99%          3.09%
----------------------------------------------------------

CHASE VISTA TAX FREE MONEY MARKET FUND


Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

None

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*:

                               DISTRIBUTION              TOTAL ANNUAL
                  MANAGEMENT   AND SERVICE    OTHER      FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 RESERVE SHARES   0.10%        0.65%          0.20%      0.95%
--------------------------------------------------------------------------------


*The actual Distribution and Service (12b-1) Fees are currently expected to be 0.49% and the Total Annual Fund Operating Expenses are expected not to exceed 0.79%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which investors incur through their financial institution. Consult your financial institution regarding applicable fees for your account.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


NUMBER OF YEARS:   1       3        5        10
 RESERVE SHARES    $97     $303     $525     $1,166

--------------------------------------------------------------------------------
CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


[Begin sidebar]

The Fund's objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

[End sidebar]


The Fund's main investment strategy

The Fund will generally invest at least 65% of its assets in New York municipal obligations, the interest of which is exempt from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. New York municipal obligations are municipal obligations issued by New York State, its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers. The dollar-weighted average maturity of the Fund will be 90 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.[logo]


[Begin sidebar]

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the New York Tax Free Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

[End sidebar]

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of New York and New York City, have a recent history of financial problems. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.


Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risk. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.[logo]

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND


The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund.


Because Reserve shares were not launched until July 31, 2000, the performance shown is based on performance for Vista Class shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[logo]


YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1990      4.94%
1991      3.64%
1992      2.30%
1993      1.67%
1994      2.07%
1995      3.03%
1996      2.81%
1997      3.09%
1998      2.90%
1999      2.72%


The total return for the Fund from January 1, 2000 to June 30, 2000 was 1.66%.



---------------------------------------
  BEST QUARTER                   1.25%
---------------------------------------
                     2nd quarter, 1990

---------------------------------------
  WORST QUARTER                  0.38%
---------------------------------------
                     1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS


For the periods ending December 31, 1999



                PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------
 VISTA SHARES   2.72%         2.91%          2.91%
----------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*:


                               DISTRIBUTION              TOTAL ANNUAL
                  MANAGEMENT   AND SERVICE    OTHER      FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 RESERVE SHARES   0.10%        0.65%          0.17%      0.92%
--------------------------------------------------------------------------------



*The actual Distribution and Service (12b-1) Fees are currently expected to be 0.56%, actual Other Expenses are currently expected to be 0.13% and the Total Annual Fund Operating Expenses are expected not to exceed 0.79%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.


The table does not reflect charges or credits which investors might incur through their financial institution. Consult your financial institution regarding applicable fees for your account.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


NUMBER OF YEARS:   1       3        5        10
--------------------------------------------------------------------------------
 RESERVE SHARES    $94     $293     $509     $1,131
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------


The Funds' investment adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.


For the fiscal year ended August 31, 1999, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund.

Chase Asset Management, Inc. (CAM) is the sub-adviser to every Fund except the Tax Free Money Market Fund. CAM is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for these Funds. CAM provides discretionary investment advisory services to institutional clients. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------



Reserve shares are available for purchase only through participating sweep programs offered through Chase or other financial institutions. All purchases and redemptions on an investor's behalf will be placed through the customer's sweep agent or representative.



Buying Fund shares

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds.

The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

CHASE VISTA TAX FREE MONEY MARKET FUND


The NAV of each class of shares is generally calculated as of 4:00 p.m. Eastern time, each day the Funds are accepting purchase orders. When certain automated share purchase programs are introduced, we'll also calculate the NAV at 6:00 p.m. for Funds available through those programs. You'll pay the next NAV calculated after the Chase Vista Funds Service Center receives your sweep agent's or representative's order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your sweep agent's or representative's order in proper form by the Fund's cut-off time, we'll process the order at that day's price and you'll be entitled to all dividends declared on that day. If we receive the order after the cut-off time, we'll generally process it at the next day's price, but for Tax Free, New York Tax Free and Federal Money Market Fund orders we may process it the same day if we receive it after cut off but before 4:00 p.m. (Eastern time). Normally, the cut-off (in Eastern time) is:


-----------------------------------
 TAX FREE MONEY
 MARKET FUND              NOON
-----------------------------------
 NEW YORK TAX FREE
 MONEY MARKET FUND        NOON
-----------------------------------
 FEDERAL MONEY
 MARKET FUND              2:00 P.M.
-----------------------------------
 PRIME MONEY MARKET
 FUND                     5:00 P.M.
-----------------------------------


The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early. You should consult your cash sweep agreement for more information on when your sweep agent or representative transmits purchase orders to the Funds.

The Funds have the right to reject any purchase order.

OPENING YOUR ACCOUNT AND BUYING SHARES


Accounts are opened and purchases are made through your sweep agent or representative. Consult your sweep agent or representative to learn how to designate a Fund for investment. Your sweep agent or representative may charge you a fee and may offer services in addition to sweep services, such as special purchase and redemption programs, cash advances and redemption checks. Although the Funds have no minimum investment required, your sweep agent or representative may set a minimum investment requirement, as well as earlier cut-off times.[logo]



Selling Fund shares

Orders to sell Fund shares are accepted on any day the Chase Vista Funds Service Center is open for trading. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your sweep agent's or representative's order. Your sweep agent or representative is responsible for sending us the necessary instructions and may charge you for this service.

Under normal circumstances, if a request is received before the Fund's cut-off time, the Fund will send your sweep agent or representative the proceeds the same business day. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

DISTRIBUTION ARRANGEMENTS

Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. All of the Funds have adopted a Rule 12b-1 distribution and service plan under which they pay up to 0.30% of their Reserve Class assets in distribution fees.


These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


Under the plan, the Trust has also entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Reserve Shares of each Fund held by investors serviced by the shareholder servicing agent. These fees are payable for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of Fund shares. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of each Fund.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

OTHER INFORMATION CONCERNING THE FUNDS

Each Fund may issue multiple classes of shares. This prospectus relates only to the Reserve Class shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this

CHASE VISTA TAX FREE MONEY MARKET FUND


sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.[logo]


Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless your sweep agent or representative tells us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.


Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Money Market Fund and the New York Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.


If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will provide a notice showing the amount of distributions paid in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.[logo]

What the terms mean

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.[logo]

--------------------------------------------------------------------------------
HOW TO REACH US
--------------------------------------------------------------------------------


More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:


Chase Vista Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.


(C) The Chase Manhattan Corporation, 2000. All Rights Reserved.   July 2000



[Graphic: Global
          CHASE VISTA FUNDS]

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039